Schedule of Investments

ARK Fintech Innovation ETF

October 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.9%

Banks - 2.7%
HDFC Bank Ltd. (India)*(a)	178,353	$10,244,596
Silvergate Capital Corp., Class A*	274,943	6,147,726
TCS Group Holding PLC, Class Reg S (Russia)(b)	311,797	7,451,948
Total Banks		23,844,270

Capital Markets - 8.1%
Charles Schwab Corp. (The)	264,196	10,861,098
Interactive Brokers Group, Inc., Class A	204,519	9,728,969
Intercontinental Exchange, Inc.	386,958	36,528,835
MarketAxess Holdings, Inc.	9,138	4,924,011
SBI Holdings, Inc. (Japan)	464,074	10,607,279
Total Capital Markets		72,650,192

Consumer Finance - 5.0%
LendingClub Corp.*	1,879,598	8,777,723
LendingTree, Inc.*	109,632	35,475,819
Total Consumer Finance		44,253,542

Entertainment - 3.5%
Sea Ltd. (Taiwan)*(a)	198,137	31,246,205

Insurance - 3.4%
Discovery Ltd. (South Africa)	1,259,773	8,283,015
ZhongAn Online P&C Insurance Co. Ltd., Class H (China)*(c)	4,278,045	22,238,660
Total Insurance		30,521,675

Interactive Media & Services - 21.6%
Facebook, Inc., Class A*	80,546	21,192,458
Pinterest, Inc., Class A*	886,114	52,236,420
Snap, Inc., Class A*	643,988	25,366,688
Tencent Holdings Ltd. (China)(a)	495,653	37,838,150
Z Holdings Corp. (Japan)	3,906,812	27,057,924
Zillow Group, Inc., Class C*	330,442	29,283,770
Total Interactive Media & Services		192,975,410

Internet & Direct Marketing Retail - 16.8%
Alibaba Group Holding Ltd. (China)*(a)	107,340	32,705,425
Amazon.com, Inc.*	7,913	24,025,055
JD.com, Inc. (China)*(a)	107,648	8,775,465
Meituan, Class B (China)*	791,215	29,413,500
MercadoLibre, Inc. (Argentina)*	36,339	44,117,363
Pinduoduo, Inc. (China)*(a)	128,221	11,537,326
Total Internet & Direct Marketing Retail		150,574,134

IT Services - 20.4%
Adyen NV (Netherlands)*(c)	17,554	29,592,974
PayPal Holdings, Inc.*	149,500	27,826,435
Shopify, Inc., Class A (Canada)*	4,295	3,974,722
Square, Inc., Class A*	572,766	88,709,998
Twilio, Inc., Class A*	81,559	22,752,514
Yeahka Ltd. (China)*	1,770,800	9,410,765
Total IT Services		182,267,408

Professional Services - 1.8%
TransUnion	103,979	8,282,967
Verisk Analytics, Inc.	42,066	7,486,486
Total Professional Services		15,769,453

Real Estate - 0.4%
Social Capital Hedosophia Holdings Corp. II, Class A*	216,144	3,553,407

Semiconductors & Semiconductor Equipment - 2.3%
NVIDIA Corp.	18,824	9,437,601
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	137,466	11,529,273
Total Semiconductors & Semiconductor Equipment		20,966,874

Software - 11.3%
DocuSign, Inc.*	74,003	14,967,107
Guidewire Software, Inc.*	118,385	11,377,982
Intuit, Inc.	48,561	15,281,175
Lightspeed POS, Inc. (Canada)*	366,596	11,727,330
salesforce.com, Inc.*	14	3,252
Slack Technologies, Inc., Class A*	451,662	11,553,514
Splunk, Inc.*	93,235	18,464,259
Workday, Inc., Class A*	61,339	12,888,551
Zscaler, Inc.*	32,574	4,421,921
Total Software		100,685,091

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	211,037	22,973,488
Total Common Stocks
(Cost $766,992,321)		892,281,149
MONEY MARKET FUND–0.2%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.02% (d)
(Cost $1,933,399)	1,933,399	1,933,399
Total Investments–100.1%
(Cost $768,925,720)		894,214,548
Liabilities in Excess of Other Assets–(0.1)%		(588,244)
Net Assets–100.0%		$893,626,304

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Global Depositary Receipt
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Rate shown represents annualized 7-day yield as of October 31, 2020.

Schedule of Investments (continued)

ARK Fintech Innovation ETF

October 31, 2020 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2020, based upon the three levels defined above:

ARK Fintech Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$892,281,149	$–	$–	$892,281,149
Money Market Fund	1,933,399	–	–	1,933,399
Total	$894,214,548	$–	$–	$894,214,548

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.